Notes Payable To Banks and Long-Term Debt (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2009
Long-Term Debt (Table Amounts) [Abstract]
Notes and debentures due 2011 to 2040, rates from 1.85% to 9.375%	$ 4,673,000,000	$ 4,673,000,000	$ 3,964,000,000
Capital lease obligations	41,000,000	41,000,000	35,000,000
Total long-term debt	4,714,000,000	4,714,000,000	3,999,000,000
Less current portion	774,000,000	774,000,000	91,000,000
Long-term debt, net of current portion	3,940,000,000	3,940,000,000	3,908,000,000
Long-Term Debt Maturities (Table Amounts) [Abstract]
2011	773,000,000	773,000,000
2012	5,000,000	5,000,000
2013	4,000,000	4,000,000
2014	353,000,000	353,000,000
2015	502,000,000	502,000,000
Thereafter	3,066,000,000	3,066,000,000
Total principal payments	4,703,000,000	4,703,000,000
Unamortized premium on long-term debt, net of discount	11,000,000	11,000,000
Total long-term debt	4,714,000,000	4,714,000,000	3,999,000,000
Credit Facility [Abstract]
Aggregate principal amount	2,000,000,000	2,000,000,000
Additional borrowing available	500,000,000	500,000,000
Maximum amount borrowed during the period		0	0
Balance outstanding at the end of the period	0	0	0
Debt Information, by Instrument [Line Items]
Loss on debt tender	(229,000,000)	(229,000,000)
$350 Million Note due 2014 at 3.70%
Debt Information, by Instrument [Line Items]
Face amount of debt			350,000,000
Stated interest rate			3.70%
Interest payment frequency		semi-annually
Debt issuance date		7/1/2009
Debt maturity date		Aug. 01, 2014
$500 Million Note due 2019 at 5.05%
Debt Information, by Instrument [Line Items]
Face amount of debt			500,000,000
Stated interest rate			5.05%
Interest payment frequency		semi-annually
Debt issuance date		7/1/2009
Debt maturity date		Aug. 01, 2019
$500 Million Note due 2015 at 1.85%
Debt Information, by Instrument [Line Items]
Face amount of debt	500,000,000	500,000,000
Stated interest rate	1.85%	1.85%
Interest payment frequency		semi-annually
Debt issuance date		11/1/2010
Debt maturity date		Nov. 15, 2015
$700 Million Note due 2021 at 3.50%
Debt Information, by Instrument [Line Items]
Face amount of debt	700,000,000	700,000,000
Stated interest rate	3.50%	3.50%
Interest payment frequency		semi-annually
Debt issuance date		11/1/2010
Debt maturity date		Mar. 15, 2021
$300 Million Note due 2040 at 5.05%
Debt Information, by Instrument [Line Items]
Face amount of debt	300,000,000	300,000,000
Stated interest rate	5.05%	5.05%
Interest payment frequency		semi-annually
Debt issuance date		11/1/2010
Debt maturity date		Nov. 15, 2040
$400 Million Note due 2009 at 8%
Debt Information, by Instrument [Line Items]
Face amount of debt			400,000,000
Stated interest rate			8.00%
Debt maturity date			Oct. 15, 2009
$750 Million Note due 2011 at 7.125%
Debt Information, by Instrument [Line Items]
Face amount of debt	750,000,000	750,000,000
Stated interest rate	7.125%	7.125%
Debt maturity date		Feb. 15, 2011
$1.919 Billion NGSC debt securities due 2016 to 2036, rates from 6.98% to 7.875%
Debt Information, by Instrument [Line Items]
Amount under debt tender offer	1,900,000,000	1,900,000,000
Amount debt tendered and accepted for purchase		682,000,000
Total purchase price on debt tender		919,000,000
Loss on debt tender		$ (229,000,000)
Interest rate, minimum		0.0698
Interest rate, maximum		0.07875
Notes and debentures due 2011 to 2040
Debt Information, by Instrument [Line Items]
Interest rate, minimum		0.0185
Interest rate, maximum		0.09375